Stock-Based Compensation - Summary of Nucor's Restricted Stock Activity under AIP and LTIP (Detail) - Restricted Stock And Restricted Stock Units [Member] - AIP and LTIP [Member] - $ / shares shares in Thousands
	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested at beginning of year, Shares	63	65	73
Granted, Shares	123	136	127
Vested, Shares	(116)	(138)	(135)
Canceled, Shares	(3)
Unvested at end of year, Shares	67	63	65
Shares reserved for future grants	855	975	1,111
Unvested at beginning of year, Grant Date Fair Value	$ 48.07	$ 48.20	$ 45.49
Granted, Grant Date Fair Value	44.03	47.07	50.35
Vested, Grant Date Fair Value	45.16	47.15	48.76
Canceled, Grant Date Fair Value	45.75
Unvested at end of year, Grant Date Fair Value	$ 45.77	$ 48.07	$ 48.20